Institutional Class | Wasatch Small Cap Value Fund
WASATCH SMALL CAP VALUE FUND — Summary
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Wasatch Small Cap Value Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Wasatch Small Cap Value Fund Institutional Class Shares
Management Fee	[1]	1.00%
Distribution/Service (12b-1) Fee	[1]	none
Other Expenses	[1]	0.66%
Total Annual Fund Operating Expenses	[1][2]	1.66%
Expense Reimbursement	[1]	(0.51%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.15%
[1]	The Fund's operating expenses have been restated to reflect a reduction in the management fee, effective January 31, 2012, as if such changes had been in effect during the fiscal year ended September 30, 2012. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	Wasatch Advisors, Inc., the Fund's investment advisor, has contractually agreed to reimburse the Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.15% until at least January 31, 2015 (excluding dividend expense on short sales/interest expense, interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract's expiration date. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Wasatch Small Cap Value Fund	117	473	853	1,922

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in small companies.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity securities which includes any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds) of small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.
The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.
The Fund may also invest in growth companies if the Advisor believes that current valuation is at a sufficient discount to the projected long-term earnings growth rate. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.
We use a “bottom-up” process of fundamental analysis to look for individual companies that we believe are temporarily under- valued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial state- ments, visiting company facilities, and meeting with executive management, suppliers and customers.
We typically look for companies that we believe fall into one of these three categories at the time of purchase:
  Undiscovered Gems — Companies with good growth potential which have yet to be broadly discovered by Wall Street analysts, thus leaving them attractively undervalued relative to their expected growth.
  Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valu ations relative to their long term growth potential.
  Quality Value — Quality companies with earnings potential that is not fully reflected in their stock prices.
The Fund may invest a large percentage of its assets in a few sectors, including industrials, information technology, financials, consumer discretionary, health care and energy.
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.
Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the mar ket, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.
Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
HISTORICAL PERFORMANCE
The following tables provide information on how the Fund has performed over time. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the Fund’s best and worst quarterly performance for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. The Fund’s Institutional Class commenced operations on January 31, 2012. The calendar year returns in the bar chart, the best and worst quarterly returns and the average annual total returns table are based on the Fund’s Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH SMALL CAP VALUE FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 6/30/09	33.91%
Worst — 12/31/08	-34.04%
Year-to-Date through 6/30/13 was 17.62%.
Average Annual Total Returns — (as of 12/31/12)
Average Annual Total Returns Institutional Class Wasatch Small Cap Value Fund	1 Year	5 Years	10 Years
Investor Class	16.52%	2.46%	9.49%
Investor Class Return after taxes on distributions	16.52%	2.46%	8.05%
Investor Class Return after taxes on distributions and sale of Fund shares	10.74%	2.11%	7.96%
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	18.05%	3.55%	9.50%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.